Shareholder Report, Line Graph (Details) - USD ($)													12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 19, 2016	Jun. 30, 2016	Jun. 30, 2015	Aug. 25, 2014	Jun. 30, 2025
WBI BullBear Value 3000 ETF
Account Value [Line Items]
Line Graph and Table Measure Name													WBI BullBear Value 3000 ETF NAV
Accumulated Value	$ 12,801	$ 12,603	$ 12,703	$ 13,460	$ 10,724	$ 11,329	$ 11,623	$ 10,723		$ 8,837	$ 9,671	$ 10,000	$ 12,785
WBI BullBear Yield 3000 ETF
Account Value [Line Items]
Line Graph and Table Measure Name													WBI BullBear Yield 3000 ETF NAV
Accumulated Value	11,114	10,597	11,580	11,665	9,692	10,227	10,790	9,453		8,233	9,504	10,000	$ 10,411
WBI BullBear Quality 3000 ETF
Account Value [Line Items]
Line Graph and Table Measure Name													WBI BullBear Quality 3000 ETF NAV
Accumulated Value	14,298	12,506	12,166	12,751	10,792	11,211	10,669	10,248		8,774	9,559		$ 13,955
WBI Power Factor High Dividend ETF
Account Value [Line Items]
Line Graph and Table Measure Name													WBI Power Factor High Dividend ETF NAV
Accumulated Value	16,986	14,523	13,749	13,944	9,108	11,278	11,656	9,836	$ 10,000				$ 18,023
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 TR
Accumulated Value	32,785	26,322	22,009	24,623	17,489	16,268	14,733	12,881		10,926	10,507	10,000	$ 37,757
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Value Total Return
Accumulated Value	21,547	19,079	17,154	18,538	12,750	14,076	13,114	12,227		10,522	10,273	10,000	$ 24,413
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 TR
Accumulated Value	32,785	26,322	22,009	24,623	17,489	16,268	14,733	12,881		10,926	10,507	10,000	$ 37,757
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Value Total Return
Accumulated Value	21,547	19,079	17,154	18,538	12,750	14,076	13,114	12,227		10,522	10,273	$ 10,000	$ 24,413
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 TR
Accumulated Value	32,785	26,322	22,009	24,623	17,489	16,268	14,733	12,881		10,926	10,507		$ 37,757
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Total Return
Accumulated Value	30,937	25,127	21,123	24,523	17,011	15,968	14,652	12,765		$ 10,772	$ 10,546		$ 35,669
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 TR
Accumulated Value	27,556	22,124	18,499	20,696	14,699	13,673	12,383	10,827	10,000				$ 31,735
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Value Total Return
Accumulated Value	$ 18,240	$ 16,151	$ 14,522	$ 15,693	$ 10,793	$ 11,916	$ 11,101	$ 10,351	$ 10,000				$ 20,667